Intangible assets, net	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Intangible assets, net

12.            Intangible assets, net

	December 31,
	2020			2021
			Net book			Net book
(In thousands)	Cost	Amortization	value	Cost	Amortization	value
Land use rights	5,099	(1,258)	3,841	5,218	(1,461)	3,757
Acquired computer software	3,530	(2,853)	677	3,875	(3,053)	822
Audio-visual license	6,010	(1,671)	4,339	6,151	(2,431)	3,720
	14,639	(5,782)	8,857	15,244	(6,945)	8,299

Amortization expense recognized for the years ended December 31, 2019, 2020 and 2021 are summarized as follows:

	Years ended December 31
(In thousands)	2019	2020	2021
Cost of revenues	5	—	10
General and administrative expenses	1,136	1,210	1,113
Research and development expenses	59	6	6
Total	1,200	1,216	1,129

The estimated aggregate amortization expense for each of the next five years as of December 31, 2021 is:

(In thousands)	Intangible assets
2022	1,153
2023	1,140
2024	1,071
2025	974
2026 and thereafter	3,961

12.            Intangible assets, net (Continued)

The weighted average amortization periods of intangible assets as of December 31, 2020 and 2021 are as below:

(In year)	December 31, 2020	December 31, 2021
Land use rights	30	30
Acquired computer software	5	5
Audio-visual license	9	9
Total weighted average amortization periods	10	10